                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

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       SEMIANNUAL REPORT
       USAA INCOME STOCK FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2010

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FUND OBJECTIVE

CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL
FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         33

    Financial Statements                                                      35

    Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                               55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2 | USAA INCOME STOCK FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

Grantham, Mayo, Van Otterloo & Co. LLC           Epoch
    SAM WILDERMAN, CFA                               DAVID N. PEARL
                                                     MICHAEL A. WELHOELTER, CFA
OFI Institutional Asset Management, Inc.             WILLIAM W. PRIEST, CFA, CPA
    DAVID SCHMIDT, CFA

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o HOW DID THE USAA INCOME STOCK FUND (THE FUND SHARES) PERFORM?

  For the six-month period ended January 31, 2010, the Fund Shares had a total return of 9.89%. This compares to returns of 10.70% for the Russell 1000 Value
  Index (the Index) and 9.96% for the Lipper Equity Income Funds Index.

  The Fund's Board of Trustees hired a new subadviser, Epoch Investment
  Partners, Inc. (Epoch), replacing OFI Institutional Asset Management, Inc.
  (OFII) for a portion of the Fund's assets. Epoch began managing assets on
  January 11, 2010. Grantham, Mayo, Van Otterloo & Co. LLC (GMO) continues to serve as the Fund's other co-subadviser.

o HOW DID THE GMO PORTION OF THE FUND PERFORM?

  For the six months, we slightly lagged the Russell 1000 Value Index. However, since the start of the recession in December 2007, the GMO portion has significantly outperformed the Index, largely due

  Refer to page 11 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA INCOME STOCK FUND
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  to the defensive positioning of the portfolio in high-quality stocks, which helped preserve capital.

  For the reporting period, sector allocation added modestly to Index-relative returns, while stock selection detracted. An overweight position in health care helped, led by holdings in Pfizer, Inc. and WellPoint, Inc. An underweight stance in telecommunications services was also positive, as was a below-market weighting in utilities, where we didn't hold laggards Exelon or
  FPL Group.

  Sectors that most detracted from performance included industrials, where we were underweight, and information technology, where we were overweight. Our below-market holdings in General Electric Co. and Burlington Northern Santa Fe
  were the major detractors among industrials, while our overweights to
  QUALCOMM, Inc., Oracle Corp., and Cisco Systems, Inc. detracted most in technology.

  In terms of the three major tools that drive the GMO process, our quality tool detracted, intrinsic valuation was positive, and momentum detracted. However, we believe each of these tools is well prepared for the stock-picker's market that we anticipate will replace the risk-driven, low-quality market that dominated for most of 2009.

o WHAT'S GMO'S OUTLOOK?

  Quality stocks -- those with strong balance sheets and sustainable earnings power -- are still trading at a steep discount when compared to the rest of the market. In GMO's view, the recovery will likely be volatile yet muted.
  After last year's risk rally, investors are taking a closer look at companies that can deliver earnings through stable revenue growth, not simply via cost cutting. We are well positioned for such an environment, and look forward to helping shareholders achieve strong, risk-adjusted returns for many years to come.

  You will find a complete list of securities that the Fund owns on pages 16-32.

  Burlington Northern Santa Fe was sold out of the Fund prior to January 31,
  2010.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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o PLEASE DESCRIBE EPOCH'S INVESTMENT PHILOSOPHY.

  At Epoch, we desire to produce superior risk-adjusted returns by building a portfolio of businesses with outstanding risk/reward profiles. We analyze a business in the same manner a private investor would in looking to purchase the entire company. We invest in those businesses we understand and where we have confidence in the company's management and financial strength. Emphasis is placed on those companies we believe are most likely to prosper under various economic conditions. We may sell or reduce a position in a security that otherwise meets its objectives but is deemed less attractive relative to another security on a return/risk basis. We also will sell or reduce a position in a security when we see the objectives of its investment thesis failing to materialize or when we believe those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in the share price.

  Our security selection process is focused on free-cash-flow metrics as opposed to traditional accounting-based metrics, such as price-to-earnings ratios or price-to-book values. We seek to understand the reliability of the cash flow stream, and determine what we would do with it if we owned the company. We look for companies run by management teams who are committed to intelligently deploying that free cash flow to enhance future growth through acquisitions or reinvestment in the business, or giving it back to shareholders in the form of dividends, cash buy-backs, or debt reduction.

o HOW IS THE EPOCH PORTION POSITIONED?

  We have a very significant overweight in information technology, especially in business service-oriented companies such as Western Union Co., Visa, Inc. "A",
  Oracle Corp., and Microsoft Corp., which we expect to benefit as business investment selectively re-emerges. We continue to own Apple, Inc. and have recently purchased Corning Inc., which produces LCD glass, which is used in
  LCD TVs, notebook PCs, and desktop monitors. We have more modest overweight positions

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6  | USAA INCOME STOCK FUND
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  in health care, holding Aetna Inc., kidney dialysis provider DaVita Inc., and
  Lab Corp., the second largest independent clinical laboratory company in the
  United States, which is creating cutting-edge tests to help accurately forecast diseases earlier.

o MANY OF THESE STOCKS ARE NOT IN THE RUSSELL 1000 VALUE INDEX.

  As we mentioned earlier, our view of value is primarily based on free cash flow generation and profitability -- we look at price-to-free cash flow. All investment decisions are based on fundamental analysis of each company.

  In terms of sectors where we're underweight relative to the Index, energy stands out, although we do have exposure to Diamond Offshore Drilling, Inc.,
  National-Oilwell Varco, Inc., Weatherford International Ltd., and Cameron
  International Corp. in the service area, as well as Exxon Mobil Corp.,
  ConocoPhillips, and Anadarko Petroleum Corp. among the producers. In financials, we continue to avoid the large commercial banks, but have exposure to life insurers, reinsurers, and some asset managers. We have no exposure to telecom, preferring cable. Finally, we've been very hesitant on the consumer discretionary sector, leading us to be underweight in consumer discretionary stocks. We did, however, recently add TJX Companies, Inc. and continue to hold
  International Game Technology.

o WHAT'S EPOCH'S MARKET OUTLOOK?

  We think we're witnessing a return of profitability, with muted demand growth as the recession draws to an end. This calls for a cautious approach. We expect that there will be significant differentiation among companies moving forward, creating a good backdrop for our bottom-up stock selection capabilities to distinguish winners from losers. We appreciate the privilege we've been given to serve USAA members in the Fund.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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o HOW DID THE PORTION OF THE FUND MANAGED BY OFII PERFORM?

  We slightly lagged the Russell 1000 Value Index for the full six-month period.
  The biggest detractor relative to the Index came from the consumer discretionary sector, where Penske Automotive Group, Inc., Lowe's Companies,
  Inc., and J.C. Penney Company, Inc. underperformed on a relative basis. In each of these stocks, investors took profits after run-ups even though the companies' earnings outlooks were increasing. Two other sectors that detracted to a lesser degree were telecommunications services, where SprintNextel was the major culprit, and energy, where our holdings in Halliburton and Valero disappointed.

  Materials was the best sector in our portion of the Fund, led by Huntsman
  Corp., a small chemical company, paper company MeadWestvaco, and U.S. Steel
  Corp. We also did well in health care, led by Humana, Inc., the large HMO;
  AmerisourceBergen Corp., a wholesale pharmaceutical distributor, and; Boston
  Scientific Corp., a maker of minimally invasive medical supplies. Industrials was another sector where we outperformed the Index, led by R.R. Donnelley &
  Sons Co. and good trading decisions within our ongoing exposure to General
  Electric Co.

  R.R. Donnelley & Sons Co. was sold out of the Fund prior to January 31, 2010.

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8  | USAA INCOME STOCK FUND
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FUND RECOGNITION

USAA INCOME STOCK FUND SHARES

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                            LIPPER LEADER (OVERALL)

                                      [5]

                                    EXPENSE

The Income Stock Fund Shares are listed as a Lipper Leader for Expense of 94 funds within the Lipper Equity Income Funds category for the overall period ended January 31, 2010. The Fund Shares received a Lipper Leader rating for
Expense among 94, 74, and 48 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (Symbol: USISX)

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                                              1/31/10              7/31/09
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Net Assets                                $1,248.9 Million     $1,190.3 Million
Net Asset Value Per Share                      $10.38               $9.53

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
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  7/31/09 to 1/31/10*           1 Year           5 Years             10 Years
         9.89%                  25.68%            -1.92%               1.02%

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                                 EXPENSE RATIO**
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                                      0.89%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009,
AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA INCOME STOCK FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 1000         LIPPER EQUITY            USAA INCOME
                     VALUE INDEX      INCOME FUNDS INDEX       STOCK FUND SHARES
 1/31/2000           $10,000.00           $10,000.00              $10,000.00
 2/29/2000             9,257.04             9,437.02                9,220.55
 3/31/2000            10,386.52            10,310.16               10,387.52
 4/30/2000            10,265.66            10,231.96               10,352.61
 5/31/2000            10,373.89            10,386.65               10,690.13
 6/30/2000             9,899.77            10,163.14               10,351.47
 7/31/2000            10,023.75            10,222.02               10,339.74
 8/31/2000            10,581.49            10,821.53               10,891.03
 9/30/2000            10,678.38            10,797.50               10,818.73
10/31/2000            10,940.68            11,024.57               11,061.98
11/30/2000            10,534.58            10,637.05               10,824.81
12/31/2000            11,062.36            11,169.91               11,408.62
 1/31/2001            11,104.91            11,262.26               11,402.50
 2/28/2001            10,796.11            10,886.58               11,126.93
 3/31/2001            10,414.61            10,488.32               10,956.54
 4/30/2001            10,925.36            11,033.12               11,486.50
 5/31/2001            11,170.78            11,224.68               11,714.50
 6/30/2001            10,923.02            10,945.98               11,271.11
 7/31/2001            10,899.80            10,934.08               11,432.31
 8/31/2001            10,463.21            10,573.17               11,097.52
 9/30/2001             9,726.79             9,844.79               10,337.17
10/31/2001             9,643.08             9,895.31               10,212.32
11/30/2001            10,203.69            10,406.01               10,649.28
12/31/2001            10,444.02            10,588.87               10,932.05
 1/31/2002            10,363.55            10,484.97               10,828.12
 2/28/2002            10,380.19            10,500.40               10,867.10
 3/31/2002            10,871.28            10,898.32               11,335.18
 4/30/2002            10,498.44            10,526.94               10,949.94
 5/31/2002            10,551.07            10,535.99               11,034.83
 6/30/2002             9,945.26             9,874.91               10,354.45
 7/31/2002             9,020.76             9,081.88                9,377.37
 8/31/2002             9,088.87             9,149.00                9,331.46
 9/30/2002             8,078.29             8,196.79                8,270.50
10/31/2002             8,676.78             8,693.46                8,632.95
11/30/2002             9,223.40             9,192.20                9,153.56
12/31/2002             8,822.78             8,848.75                8,854.85
 1/31/2003             8,609.19             8,602.49                8,589.99
 2/28/2003             8,379.67             8,389.93                8,389.56
 3/31/2003             8,393.58             8,401.97                8,356.33
 4/30/2003             9,132.42             9,045.51                8,910.53
 5/31/2003             9,721.92             9,588.65                9,443.15
 6/30/2003             9,843.48             9,688.88                9,533.48
 7/31/2003             9,990.05             9,796.99                9,497.34
 8/31/2003            10,145.72             9,942.56                9,663.58
 9/30/2003            10,046.74             9,875.81                9,663.71
10/31/2003            10,661.58            10,367.78               10,288.11
11/30/2003            10,806.22            10,497.08               10,491.40
12/31/2003            11,472.30            11,133.98               11,136.26
 1/31/2004            11,674.04            11,306.99               11,406.10
 2/29/2004            11,924.24            11,521.05               11,588.42
 3/31/2004            11,819.86            11,390.51               11,484.48
 4/30/2004            11,530.99            11,199.43               11,177.06
 5/31/2004            11,648.59            11,271.11               11,191.70
 6/30/2004            11,923.82            11,528.87               11,468.63
 7/31/2004            11,755.87            11,284.52               11,248.22
 8/31/2004            11,923.05            11,399.39               11,395.16
 9/30/2004            12,107.87            11,563.42               11,523.03
10/31/2004            12,309.14            11,690.48               11,515.65
11/30/2004            12,931.47            12,213.49               12,128.34
12/31/2004            13,364.51            12,583.72               12,475.05
 1/31/2005            13,127.28            12,356.32               12,190.50
 2/28/2005            13,562.34            12,721.02               12,609.83
 3/31/2005            13,376.24            12,524.66               12,326.55
 4/30/2005            13,136.67            12,295.00               12,017.63
 5/31/2005            13,452.90            12,584.76               12,484.77
 6/30/2005            13,600.19            12,692.11               12,722.73
 7/31/2005            13,993.68            13,100.02               13,139.00
 8/31/2005            13,932.82            13,024.46               12,972.49
 9/30/2005            14,128.44            13,126.94               13,069.89
10/31/2005            13,769.61            12,869.19               12,765.76
11/30/2005            14,222.25            13,251.41               13,130.71
12/31/2005            14,307.21            13,314.15               13,197.21
 1/31/2006            14,862.87            13,730.81               13,709.47
 2/28/2006            14,953.59            13,792.83               13,770.24
 3/31/2006            15,156.18            13,963.65               13,895.65
 4/30/2006            15,541.33            14,272.19               14,157.17
 5/31/2006            15,148.75            13,906.21               13,712.58
 6/30/2006            15,245.66            13,955.30               13,793.15
 7/31/2006            15,616.18            14,136.71               14,108.42
 8/31/2006            15,877.56            14,408.35               14,371.15
 9/30/2006            16,194.06            14,713.54               14,718.79
10/31/2006            16,724.14            15,183.59               15,140.83
11/30/2006            17,105.93            15,479.02               15,378.23
12/31/2006            17,489.91            15,764.21               15,705.77
 1/31/2007            17,713.59            15,976.12               15,919.77
 2/28/2007            17,437.44            15,793.85               15,566.21
 3/31/2007            17,707.03            15,971.00               15,735.79
 4/30/2007            18,361.35            16,636.13               16,324.48
 5/31/2007            19,023.63            17,229.26               16,894.48
 6/30/2007            18,579.12            16,942.40               16,485.12
 7/31/2007            17,719.95            16,292.24               15,621.93
 8/31/2007            17,918.51            16,469.14               15,800.20
 9/30/2007            18,533.97            16,954.19               16,240.33
10/31/2007            18,536.02            17,137.63               16,193.20
11/30/2007            17,630.09            16,381.97               15,326.04
12/31/2007            17,459.61            16,233.51               15,186.54
 1/31/2008            16,760.30            15,494.72               14,594.99
 2/29/2008            16,058.08            14,991.19               13,942.25
 3/31/2008            15,937.34            14,841.26               13,750.34
 4/30/2008            16,714.21            15,514.69               14,375.82
 5/31/2008            16,687.68            15,653.40               14,324.55
 6/30/2008            15,090.32            14,248.12               12,960.57
 7/31/2008            15,035.84            14,140.01               12,919.33
 8/31/2008            15,291.27            14,293.15               13,156.47
 9/30/2008            14,167.80            13,163.96               12,303.37
10/31/2008            11,715.18            11,015.11               10,197.48
11/30/2008            10,875.09            10,275.99                9,564.68
12/31/2008            11,026.04            10,486.30                9,776.43
 1/31/2009             9,758.16             9,539.56                8,804.02
 2/28/2009             8,454.37             8,489.52                7,706.13
 3/31/2009             9,177.24             9,183.71                8,263.57
 4/30/2009            10,160.97            10,053.63                8,979.39
 5/31/2009            10,789.28            10,647.25                9,432.05
 6/30/2009            10,709.61            10,626.00                9,370.55
 7/31/2009            11,586.20            11,433.55               10,068.58
 8/31/2009            12,192.22            11,943.41               10,491.63
 9/30/2009            12,663.28            12,300.69               10,818.68
10/31/2009            12,275.72            12,101.22               10,616.96
11/30/2009            12,967.62            12,743.63               11,179.66
12/31/2009            13,197.10            12,987.68               11,395.03
 1/31/2010            12,825.95            12,572.32               11,064.58

                                   [END CHART]

                   Data from 1/31/00 to 1/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                               1/31/10                7/31/09
--------------------------------------------------------------------------------
Net Assets                                  $62.4 Million          $34.2 Million
Net Asset Value Per Share                      $10.37                  $9.52

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
  7/31/09 to 1/31/10**               1 Year              Since Inception 8/01/08
         9.88%                       25.85%                        -9.50%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
  Before Reimbursement       0.64%              After Reimbursement      0.62%

*The USAA Income Stock Fund Institutional Shares (Institutional Shares)
commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA
Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1,
2009. IMCO HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE
MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE
INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE
INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET
ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO
NOT EXCEED AN ANNUAL RATE OF 0.62% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY
NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED
DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY
BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER EQUITY       USAA INCOME STOCK FUND       RUSSELL 1000
               INCOME FUNDS INDEX      INSTITUTIONAL SHARES        VALUE INDEX
 7/31/2008         $10,000.00              $10,000.00              $10,000.00
 8/31/2008          10,108.31               10,208.00               10,169.88
 9/30/2008           9,309.73                9,549.79                9,422.68
10/31/2008           7,790.03                7,915.22                7,791.50
11/30/2008           7,267.31                7,424.04                7,232.78
12/31/2008           7,416.05                7,586.24                7,333.17
 1/31/2009           6,746.50                6,838.98                6,489.93
 2/28/2009           6,003.90                5,986.14                5,622.81
 3/31/2009           6,494.84                6,424.15                6,103.58
 4/30/2009           7,110.06                6,972.46                6,757.83
 5/31/2009           7,529.88                7,332.54                7,175.71
 6/30/2009           7,514.85                7,281.29                7,122.72
 7/31/2009           8,085.95                7,832.53                7,705.72
 8/31/2009           8,446.54                8,153.40                8,108.77
 9/30/2009           8,699.21                8,412.89                8,422.06
10/31/2009           8,558.14                8,264.14                8,164.31
11/30/2009           9,012.47                8,702.14                8,624.47
12/31/2009           9,185.06                8,872.17                8,777.09
 1/31/2010           8,891.31                8,606.58                8,530.25

                                   [END CHART]

             *Data from 7/31/08 to 1/31/10.

             See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Income Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Equity Income Funds Index and the Russell 1000
Value Index is calculated from the end of the month, July 31, 2008, while the
Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/10
                          (% of Net Assets of the Fund)

     Exxon Mobil Corp. .............................................  5.5%
     Pfizer, Inc. ..................................................  3.6%
     ConocoPhillips ................................................  2.5%
     Microsoft Corp. ...............................................  2.5%
     UnitedHealth Group, Inc. ......................................  2.4%
     Chevron Corp. .................................................  2.2%
     Oracle Corp. ..................................................  1.9%
     Johnson & Johnson..............................................  1.7%
     WellPoint, Inc. ...............................................  1.4%
     Merck & Co., Inc. .............................................  1.3%

 You will find a complete list of securities that the Fund owns on pages 16-32.

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

                    o SECTOR ASSET ALLOCATION* -- 1/31/2010 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

     FINANCIALS                                                       18.0%
     HEALTH CARE                                                      17.2%
     ENERGY                                                           16.1%
     INFORMATION TECHNOLOGY                                           14.6%
     CONSUMER STAPLES                                                  8.1%
     INDUSTRIALS                                                       7.7%
     CONSUMER DISCRETIONARY                                            7.6%
     MATERIALS                                                         3.8%
     UTILITIES                                                         2.5%
     TELECOMMUNICATION SERVICES                                        2.2%
     MONEY MARKET INSTRUMENTS                                          2.6%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             COMMON STOCKS (97.8%)

             CONSUMER DISCRETIONARY (7.6%)
             -----------------------------
             ADVERTISING (0.1%)
    16,200   Clear Channel Outdoor Holdings, Inc. "A"*                              $      165
   166,000   Interpublic Group of Companies, Inc.*                                       1,072
                                                                                    ----------
                                                                                         1,237
                                                                                    ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    15,100   Columbia Sportswear Co.                                                       625
    49,000   Jones Apparel Group, Inc.                                                     708
    18,000   Phillips-Van Heusen Corp.                                                     707
                                                                                    ----------
                                                                                         2,040
                                                                                    ----------
             APPAREL RETAIL (0.7%)
    24,800   AnnTaylor Stores Corp.*                                                       311
    77,600   Gap, Inc.                                                                   1,481
    97,100   Limited Brands, Inc.                                                        1,847
   145,067   TJX Companies, Inc.                                                         5,514
                                                                                    ----------
                                                                                         9,153
                                                                                    ----------
             AUTO PARTS & EQUIPMENT (0.3%)
    38,800   Autoliv, Inc.                                                               1,661
    67,500   Johnson Controls, Inc.                                                      1,879
                                                                                    ----------
                                                                                         3,540
                                                                                    ----------
             AUTOMOBILE MANUFACTURERS (0.1%)
    96,000   Ford Motor Co.*                                                             1,041
                                                                                    ----------
             AUTOMOTIVE RETAIL (0.2%)
    72,100   AutoNation, Inc.*(a)                                                        1,298
   114,301   Penske Automotive Group, Inc.*                                              1,607
                                                                                    ----------
                                                                                         2,905
                                                                                    ----------
             BROADCASTING (0.7%)
   223,000   CBS Corp. "B"                                                               2,884
   380,600   Comcast Corp. "A"                                                           5,762
                                                                                    ----------
                                                                                         8,646
                                                                                    ----------
             CABLE & SATELLITE (0.4%)
    23,600   Comcast Corp. "A"                                                             373
    43,600   DISH Network Corp. "A"                                                        796

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

    86,000   Liberty Global, Inc. "A"*                                              $    2,183
   102,600   Virgin Media, Inc.(a)                                                       1,456
                                                                                    ----------
                                                                                         4,808
                                                                                    ----------
             CASINOS & GAMING (0.4%)
   259,550   International Game Technology                                               4,760
    32,000   Penn National Gaming, Inc.*                                                   863
                                                                                    ----------
                                                                                         5,623
                                                                                    ----------
             CATALOG RETAIL (0.1%)
   124,400   Liberty Media Corp. Interactive "A"*                                        1,291
                                                                                    ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    28,100   RadioShack Corp.                                                              548
    20,400   Rent-A-Center, Inc.*                                                          408
                                                                                    ----------
                                                                                           956
                                                                                    ----------
             DEPARTMENT STORES (0.7%)
   137,800   J.C. Penney Co., Inc.                                                       3,422
   205,300   Macy's, Inc.                                                                3,270
    23,600   Sears Holdings Corp.*(a)                                                    2,201
                                                                                    ----------
                                                                                         8,893
                                                                                    ----------
             DISTRIBUTORS (0.1%)
    54,280   Genuine Parts Co.                                                           2,045
                                                                                    ----------
             GENERAL MERCHANDISE STORES (0.0%)
     8,700   Target Corp.                                                                  446
                                                                                    ----------
             HOME FURNISHINGS (0.2%)
    84,600   Leggett & Platt, Inc.                                                       1,545
    20,500   Mohawk Industries, Inc.*                                                      849
                                                                                    ----------
                                                                                         2,394
                                                                                    ----------
             HOME IMPROVEMENT RETAIL (0.9%)
   284,400   Home Depot, Inc.                                                            7,966
   104,900   Lowe's Companies, Inc.                                                      2,271
    18,000   Sherwin-Williams Co.                                                        1,140
                                                                                    ----------
                                                                                        11,377
                                                                                    ----------
             HOMEBUILDING (0.0%)
       284   NVR, Inc.*                                                                    194
    19,100   Pulte Homes, Inc.*                                                            201
                                                                                    ----------
                                                                                           395
                                                                                    ----------
             HOMEFURNISHING RETAIL (0.1%)
    69,900   Williams-Sonoma, Inc.                                                       1,327
                                                                                    ----------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
     2,200   Starwood Hotels & Resorts Worldwide, Inc.                                      73
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             HOUSEHOLD APPLIANCES (0.3%)
    19,900   Black & Decker Corp.                                                   $    1,287
    15,100   Stanley Works                                                                 774
    20,900   Whirlpool Corp.                                                             1,571
                                                                                    ----------
                                                                                         3,632
                                                                                    ----------
             HOUSEWARES & SPECIALTIES (0.2%)
    17,400   Fortune Brands, Inc.                                                          723
    53,900   Jarden Corp.                                                                1,643
    13,300   Newell Rubbermaid, Inc.                                                       181
                                                                                    ----------
                                                                                         2,547
                                                                                    ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    63,100   Harley-Davidson, Inc.                                                       1,435
                                                                                    ----------
             MOVIES & ENTERTAINMENT (1.4%)
     5,427   AOL, Inc.*                                                                    130
    24,600   DreamWorks Animation SKG, Inc. "A"*                                           958
    40,100   Liberty Media Corp. - Capital "A"*                                          1,038
   314,300   News Corp. "A"                                                              3,963
   176,933   Time Warner, Inc.                                                           4,857
   208,800   Viacom, Inc. "B"*                                                           6,085
    39,300   Walt Disney Co.                                                             1,161
                                                                                    ----------
                                                                                        18,192
                                                                                    ----------
             PUBLISHING (0.2%)
   130,300   Gannett Co., Inc.                                                           2,105
    20,700   Meredith Corp.                                                                641
    28,800   New York Times Co. "A"*                                                       372
                                                                                    ----------
                                                                                         3,118
                                                                                    ----------
             RESTAURANTS (0.1%)
    17,900   McDonald's Corp.                                                            1,117
                                                                                    ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    50,700   Service Corp. International                                                   389
    16,700   Weight Watchers International, Inc.                                           482
                                                                                    ----------
                                                                                           871
                                                                                    ----------
             SPECIALTY STORES (0.0%)
    14,400   Office Depot, Inc.*                                                            82
                                                                                    ----------
             Total Consumer Discretionary                                               99,184
                                                                                    ----------
             CONSUMER STAPLES (8.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
    81,000   Archer-Daniels-Midland Co.                                                  2,427
    24,300   Bunge Ltd.                                                                  1,429
                                                                                    ----------
                                                                                         3,856
                                                                                    ----------

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             DRUG RETAIL (0.7%)
   255,800   Walgreen Co.                                                           $    9,221
                                                                                    ----------
             FOOD RETAIL (0.3%)
    57,700   Safeway, Inc.                                                               1,295
   134,042   SUPERVALU, Inc.                                                             1,972
                                                                                    ----------
                                                                                         3,267
                                                                                    ----------
             HOUSEHOLD PRODUCTS (1.8%)
    29,300   Clorox Co.                                                                  1,734
   104,450   Colgate-Palmolive Co.                                                       8,359
    22,400   Kimberly-Clark Corp.                                                        1,330
   204,300   Procter & Gamble Co.                                                       12,575
                                                                                    ----------
                                                                                        23,998
                                                                                    ----------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   255,900   Wal-Mart Stores, Inc.                                                      13,673
                                                                                    ----------
             PACKAGED FOODS & MEAT (1.4%)
    28,100   ConAgra Foods, Inc.                                                           639
    72,900   Del Monte Foods Co.                                                           830
    36,500   General Mills, Inc.                                                         2,603
    27,900   Hershey Co.                                                                 1,016
    16,100   Hormel Foods Corp.                                                            623
   297,679   Kraft Foods, Inc. "A"                                                       8,234
    11,600   Ralcorp Holdings, Inc.*                                                       717
    85,200   Smithfield Foods, Inc.*                                                     1,283
     3,100   TreeHouse Foods, Inc.*                                                        120
   194,800   Tyson Foods, Inc. "A"                                                       2,692
                                                                                    ----------
                                                                                        18,757
                                                                                    ----------
             SOFT DRINKS (1.8%)
   277,800   Coca-Cola Co.                                                              15,071
    72,900   Coca-Cola Enterprises, Inc.                                                 1,472
   123,400   PepsiCo, Inc.                                                               7,357
                                                                                    ----------
                                                                                        23,900
                                                                                    ----------
             TOBACCO (0.8%)
   143,900   Altria Group, Inc.                                                          2,858
   160,500   Philip Morris International, Inc.                                           7,304
                                                                                    ----------
                                                                                        10,162
                                                                                    ----------
             Total Consumer Staples                                                    106,834
                                                                                    ----------
             ENERGY (16.1%)
             --------------
             COAL & CONSUMABLE FUELS (0.1%)
    33,200   Arch Coal, Inc.                                                               699
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             INTEGRATED OIL & GAS (11.0%)
   394,001   Chevron Corp.                                                          $   28,415
   681,977   ConocoPhillips                                                             32,735
 1,116,050   Exxon Mobil Corp.                                                          71,907
   169,100   Marathon Oil Corp.                                                          5,041
    17,700   Murphy Oil Corp.                                                              904
    59,800   Occidental Petroleum Corp.                                                  4,685
    69,100   SandRidge Energy, Inc.*                                                       585
                                                                                    ----------
                                                                                       144,272
                                                                                    ----------
             OIL & GAS DRILLING (0.6%)
    54,850   Diamond Offshore Drilling, Inc.                                             5,020
    85,100   Nabors Industries Ltd.*                                                     1,898
    36,300   Patterson-UTI Energy, Inc.                                                    557
     6,700   Rowan Companies, Inc.*                                                        144
    23,400   Unit Corp.*                                                                 1,066
                                                                                    ----------
                                                                                         8,685
                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (1.9%)
    36,500   Baker Hughes, Inc.                                                          1,653
    83,800   BJ Services Co.                                                             1,732
    71,500   Cameron International Corp.*                                                2,693
    30,500   Global Industries Ltd.*                                                       213
   110,200   Halliburton Co.                                                             3,219
    32,000   Helix Energy Solutions Group, Inc.*                                           339
   149,950   National-Oilwell Varco, Inc.                                                6,133
    69,100   Oil States International, Inc.*                                             2,546
    35,000   Schlumberger Ltd.                                                           2,221
    34,800   Superior Energy Services, Inc.*                                               799
    19,600   Tidewater, Inc.                                                               918
   171,450   Weatherford International Ltd.*                                             2,688
                                                                                    ----------
                                                                                        25,154
                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    94,650   Anadarko Petroleum Corp.                                                    6,037
    50,850   Apache Corp.                                                                5,022
    54,500   Chesapeake Energy Corp.                                                     1,350
    18,100   Cimarex Energy Co.                                                            891
    48,400   Denbury Resources, Inc.*                                                      656
    33,100   Newfield Exploration Co.*                                                   1,620
    20,700   Noble Energy, Inc.                                                          1,531
    23,500   Pioneer Natural Resources Co.                                               1,033
    10,500   Whiting Petroleum Corp.*                                                      699
    24,200   XTO Energy, Inc.                                                            1,079
                                                                                    ----------
                                                                                        19,918
                                                                                    ----------

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             OIL & GAS REFINING & MARKETING (0.5%)
    70,800   Sunoco, Inc.                                                           $    1,776
   232,000   Valero Energy Corp.                                                         4,274
    37,700   Western Refining, Inc.*(a)                                                    172
                                                                                    ----------
                                                                                         6,222
                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   156,200   El Paso Corp.                                                               1,585
    32,200   Frontline Ltd.(a)                                                             968
     8,900   Overseas Shipholding Group, Inc.                                              397
    45,300   Spectra Energy Corp.                                                          963
   137,300   Williams Companies, Inc.                                                    2,861
                                                                                    ----------
                                                                                         6,774
                                                                                    ----------
             Total Energy                                                              211,724
                                                                                    ----------
             FINANCIALS (18.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.2%)
   252,300   Ameriprise Financial, Inc.                                                  9,648
   209,900   Bank of New York Mellon Corp.                                               6,106
     5,590   BlackRock, Inc. "A"                                                         1,195
   106,590   Franklin Resources, Inc.                                                   10,555
    54,500   Invesco Ltd. ADR                                                            1,052
    34,400   Legg Mason, Inc.                                                              887
                                                                                    ----------
                                                                                        29,443
                                                                                    ----------
             CONSUMER FINANCE (0.8%)
   187,800   American Express Co.                                                        7,073
    62,400   Capital One Financial Corp.                                                 2,300
    67,300   Discover Financial Services                                                   921
     1,600   Student Loan Corp.                                                             72
                                                                                    ----------
                                                                                        10,366
                                                                                    ----------
             DIVERSIFIED BANKS (0.9%)
    37,500   Comerica, Inc.                                                              1,294
   200,149   U.S. Bancorp                                                                5,020
   175,300   Wells Fargo & Co.                                                           4,984
                                                                                    ----------
                                                                                        11,298
                                                                                    ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    12,900   Jones Lang LaSalle, Inc.                                                      735
                                                                                    ----------

             INVESTMENT BANKING & BROKERAGE (1.4%)
    97,360   Goldman Sachs Group, Inc.                                                  14,479
   133,900   Morgan Stanley                                                              3,586
    38,700   Raymond James Financial, Inc.                                                 980
                                                                                    ----------
                                                                                        19,045
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             LIFE & HEALTH INSURANCE (2.2%)
   334,850   MetLife, Inc.                                                          $   11,827
   126,900   Protective Life Corp.                                                       2,138
   184,600   Prudential Financial, Inc.                                                  9,228
    30,600   StanCorp Financial Group, Inc.                                              1,315
    35,100   Torchmark Corp.                                                             1,576
   122,100   Unum Group                                                                  2,390
                                                                                    ----------
                                                                                        28,474
                                                                                    ----------
             MULTI-LINE INSURANCE (0.9%)
   124,000   American Financial Group, Inc.                                              3,076
     3,400   American National Insurance Co.                                               362
    86,400   Assurant, Inc.                                                              2,716
    91,900   Genworth Financial, Inc. "A"*                                               1,272
   113,000   Hartford Financial Services Group, Inc.                                     2,711
    53,300   HCC Insurance Holdings, Inc.                                                1,444
    14,200   Loews Corp.                                                                   508
     5,800   Unitrin, Inc.                                                                 126
                                                                                    ----------
                                                                                        12,215
                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   731,438   Bank of America Corp.                                                      11,103
   965,900   Citigroup, Inc.*                                                            3,207
   148,500   JPMorgan Chase & Co.                                                        5,782
                                                                                    ----------
                                                                                        20,092
                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (2.5%)
    22,300   Allied World Assurance Co. Holdings Ltd.                                      998
   163,000   Allstate Corp.                                                              4,879
    20,700   Aspen Insurance Holdings Ltd.                                                 551
    10,100   Axis Capital Holdings Ltd.                                                    291
   132,900   Chubb Corp.                                                                 6,645
    28,000   Cincinnati Financial Corp.                                                    739
    22,500   CNA Financial Corp.*                                                          529
    13,700   Fidelity National Financial, Inc. "A"                                         177
    34,800   First American Corp.                                                        1,029
     1,180   Markel Corp.*                                                                 383
     2,500   Mercury General Corp.                                                          96
       900   Navigators Group, Inc.*                                                        38
    73,175   Old Republic International Corp.                                              775
    13,400   ProAssurance Corp.*                                                           680
    33,600   Progressive Corp.                                                             557
   259,600   Travelers Companies, Inc.                                                  13,154
    19,900   W.R. Berkley Corp.                                                            484
    28,700   XL Capital Ltd. "A"                                                           481

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

    11,600   Zenith National Insurance Corp.                                        $      324
                                                                                    ----------
                                                                                        32,810
                                                                                    ----------
             REGIONAL BANKS (0.9%)
    55,900   Associated Banc Corp.                                                         711
    29,200   BancorpSouth, Inc.                                                            668
    53,900   BB&T Corp.                                                                  1,502
    14,100   City National Corp.                                                           696
   118,800   Fifth Third Bancorp                                                         1,478
    66,287   First Horizon National Corp.*                                                 858
   107,900   KeyCorp                                                                       775
    12,300   M&T Bank Corp.                                                                907
     2,000   Prosperity Bancshares, Inc.                                                    81
    41,300   SunTrust Banks, Inc.                                                        1,005
     4,200   SVB Financial Group*                                                          182
    61,600   TCF Financial Corp.(a)                                                        902
    20,100   Trustmark Corp.                                                               458
    23,000   Webster Financial Corp.                                                       356
     5,600   Whitney Holding Corp.                                                          70
    24,100   Wilmington Trust Corp.                                                        316
    26,100   Zions Bancorp(a)                                                              495
                                                                                    ----------
                                                                                        11,460
                                                                                    ----------
             REINSURANCE (1.3%)
    23,000   Arch Capital Group Ltd.*                                                    1,645
    41,900   Endurance Specialty Holdings Ltd.                                           1,509
    84,250   Everest Reinsurance Group Ltd.                                              7,224
    24,200   PartnerRe Ltd.                                                              1,805
    53,100   Reinsurance Group of America, Inc. "A"                                      2,587
    19,100   RenaissanceRe Holdings Ltd.                                                 1,035
    25,100   Transatlantic Holdings, Inc.                                                1,247
                                                                                    ----------
                                                                                        17,052
                                                                                    ----------
             REITs - DIVERSIFIED (0.3%)
    70,000   Liberty Property Trust, Inc.                                                2,128
    27,700   Vornado Realty Trust                                                        1,792
                                                                                    ----------
                                                                                         3,920
                                                                                    ----------
             REITs - INDUSTRIAL (0.2%)
   173,000   ProLogis                                                                    2,180
                                                                                    ----------
             REITs - MORTGAGE (0.1%)
   103,100   Annaly Capital Management, Inc.                                             1,792
                                                                                    ----------
             REITs - OFFICE (0.3%)
    42,300   Douglas Emmett, Inc.                                                          585
    83,800   Duke Realty Corp.                                                             949

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

   238,300   HRPT Properties Trust                                                  $    1,589
    15,000   Kilroy Realty Corp.                                                           433
                                                                                    ----------
                                                                                         3,556
                                                                                    ----------
             REITs - RESIDENTIAL (0.2%)
    21,200   Camden Property Trust                                                         822
    56,100   Equity Residential Properties Trust                                         1,798
                                                                                    ----------
                                                                                         2,620
                                                                                    ----------
             REITs - RETAIL (0.5%)
   205,863   CBL & Associates Properties, Inc.(a)                                        2,059
   241,100   Developers Diversified Realty Corp.                                         1,989
    45,200   Macerich Co.                                                                1,394
    39,600   Taubman Centers, Inc.                                                       1,254
                                                                                    ----------
                                                                                         6,696
                                                                                    ----------
             REITs - SPECIALIZED (0.8%)
   101,800   Hospitality Properties Trust                                                2,252
   186,400   Ventas, Inc.                                                                7,866
                                                                                    ----------
                                                                                        10,118
                                                                                    ----------
             SPECIALIZED FINANCE (0.6%)
     6,380   CME Group, Inc.                                                             1,830
   252,100   NYSE Euronext                                                               5,901
     9,500   PHH Corp.*                                                                    166
                                                                                    ----------
                                                                                         7,897
                                                                                    ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
    18,100   Astoria Financial Corp.                                                       239
   243,400   Hudson City Bancorp, Inc.                                                   3,230
     4,300   NewAlliance Bancshares, Inc.                                                   50
    53,400   TFS Financial Corp.                                                           687
                                                                                    ----------
                                                                                         4,206
                                                                                    ----------
             Total Financials                                                          235,975
                                                                                    ----------
             HEALTH CARE (17.2%)
             -------------------
             BIOTECHNOLOGY (0.4%)
    73,600   Amgen, Inc.*                                                                4,304
                                                                                    ----------
             HEALTH CARE DISTRIBUTORS (1.2%)
    96,700   AmerisourceBergen Corp.                                                     2,636
   131,800   Cardinal Health, Inc.                                                       4,359
   146,600   McKesson Corp.                                                              8,623
                                                                                    ----------
                                                                                        15,618
                                                                                    ----------
             HEALTH CARE EQUIPMENT (0.9%)
   356,750   Boston Scientific Corp.*                                                    3,079
    49,300   Medtronic, Inc.                                                             2,114

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

   116,100   Zimmer Holdings, Inc.*                                                 $    6,539
                                                                                    ----------
                                                                                        11,732
                                                                                    ----------
             HEALTH CARE FACILITIES (0.0%)
     2,400   LifePoint Hospitals, Inc.*                                                     72
                                                                                    ----------
             HEALTH CARE SERVICES (1.1%)
   140,700   DaVita, Inc.*                                                               8,408
    80,450   Laboratory Corp. of America Holdings*                                       5,720
                                                                                    ----------
                                                                                        14,128
                                                                                    ----------
             HEALTH CARE SUPPLIES (0.0%)
     2,700   Cooper Companies, Inc.                                                         96
                                                                                    ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
   149,000   Thermo Fisher Scientific, Inc.*                                             6,876
                                                                                    ----------

             MANAGED HEALTH CARE (4.9%)
   214,000   Aetna, Inc.                                                                 6,414
    99,600   CIGNA Corp.                                                                 3,364
    14,700   Coventry Health Care, Inc.*                                                   336
    52,100   Health Net, Inc.*                                                           1,264
    50,600   Humana, Inc.*                                                               2,460
   955,695   UnitedHealth Group, Inc.                                                   31,538
   298,169   WellPoint, Inc.*                                                           18,999
                                                                                    ----------
                                                                                        64,375
                                                                                    ----------
             PHARMACEUTICALS (8.2%)
   114,150   Abbott Laboratories                                                         6,043
    59,600   Bristol-Myers Squibb Co.                                                    1,452
   200,500   Eli Lilly and Co.                                                           7,058
    35,800   Endo Pharmaceuticals Holdings, Inc.*                                          720
   197,100   Forest Laboratories, Inc.*                                                  5,842
   350,500   Johnson & Johnson                                                          22,032
    37,000   King Pharmaceuticals, Inc.*                                                   444
   430,500   Merck & Co., Inc.                                                          16,436
 2,558,602   Pfizer, Inc.                                                               47,744
     2,000   Watson Pharmaceuticals, Inc.*                                                  77
                                                                                    ----------
                                                                                       107,848
                                                                                    ----------
             Total Health Care                                                         225,049
                                                                                    ----------
             INDUSTRIALS (7.7%)
             ------------------
             AEROSPACE & DEFENSE (2.5%)
    67,200   Alliant Techsystems, Inc.*                                                  5,307
   123,050   Boeing Co.                                                                  7,457
   100,900   General Dynamics Corp.                                                      6,745
    43,400   ITT Corp.                                                                   2,096

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

    24,300   L-3 Communications Holdings, Inc.                                      $    2,025
    54,500   Northrop Grumman Corp.                                                      3,085
    27,500   Raytheon Co.                                                                1,442
    59,500   Rockwell Collins, Inc.                                                      3,165
    25,700   United Technologies Corp.                                                   1,734
                                                                                    ----------
                                                                                        33,056
                                                                                    ----------
             AIR FREIGHT & LOGISTICS (0.3%)
    50,500   FedEx Corp.                                                                 3,956
     5,500   United Parcel Service, Inc. "B"                                               318
                                                                                    ----------
                                                                                         4,274
                                                                                    ----------
             AIRLINES (0.0%)
    15,900   SkyWest, Inc.                                                                 233
                                                                                    ----------
             BUILDING PRODUCTS (0.1%)
   121,100   Masco Corp.                                                                 1,642
                                                                                    ----------
             COMMERCIAL PRINTING (0.2%)
   128,000   R.R. Donnelley & Sons Co.                                                   2,537
                                                                                    ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    50,200   KBR, Inc.                                                                     940
    19,700   Shaw Group, Inc.*                                                             636
     7,500   URS Corp.*                                                                    337
                                                                                    ----------
                                                                                         1,913
                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    14,000   Caterpillar, Inc.                                                             731
    46,200   Cummins, Inc.                                                               2,087
    69,650   Deere & Co.                                                                 3,479
    50,100   Manitowoc Co., Inc.                                                           546
    23,400   Oshkosh Corp.                                                                 844
    48,000   Terex Corp.*                                                                  939
    37,100   Trinity Industries, Inc.                                                      580
                                                                                    ----------
                                                                                         9,206
                                                                                    ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    33,700   Cintas Corp.*                                                                 846
                                                                                    ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    24,500   General Cable Corp.*                                                          713
     9,700   Rockwell Automation, Inc.                                                     468
                                                                                    ----------
                                                                                         1,181
                                                                                    ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   206,250   Waste Management, Inc.                                                      6,610
                                                                                    ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    38,100   Manpower, Inc.                                                              1,973
                                                                                    ----------

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             INDUSTRIAL CONGLOMERATES (1.2%)
    27,000   3M Co.                                                                 $    2,173
    14,800   Carlisle Companies, Inc.                                                      496
   739,900   General Electric Co.                                                       11,898
    77,900   Textron, Inc.                                                               1,521
                                                                                    ----------
                                                                                        16,088
                                                                                    ----------
             INDUSTRIAL MACHINERY (0.9%)
    78,300   Danaher Corp.                                                               5,587
    11,100   Eaton Corp.                                                                   680
    18,300   Gardner Denver, Inc.                                                          729
    25,900   Illinois Tool Works, Inc.                                                   1,129
    16,000   Parker-Hannifin Corp.                                                         895
    13,080   SPX Corp.                                                                     712
    88,000   Timken Co.                                                                  1,972
                                                                                    ----------
                                                                                        11,704
                                                                                    ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
    52,000   Pitney Bowes, Inc.                                                          1,088
    12,700   Steelcase, Inc. "A"                                                            90
                                                                                    ----------
                                                                                         1,178
                                                                                    ----------
             RAILROADS (0.4%)
    25,400   CSX Corp.                                                                   1,088
    48,400   Norfolk Southern Corp.                                                      2,278
    37,800   Union Pacific Corp.                                                         2,287
                                                                                    ----------
                                                                                         5,653
                                                                                    ----------
             SECURITY & ALARM SERVICES (0.0%)
     9,700   Corrections Corp. of America*                                                 182
                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
    24,300   United Rentals, Inc.*                                                         195
                                                                                    ----------
             TRUCKING (0.2%)
    51,300   Ryder System, Inc.                                                          1,867
                                                                                    ----------
             Total Industrials                                                         100,338
                                                                                    ----------
             INFORMATION TECHNOLOGY (14.6%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (2.1%)
   491,500   Cisco Systems, Inc.*                                                       11,044
    23,800   CommScope, Inc.*                                                              648
   846,802   Motorola, Inc.*                                                             5,208
   240,800   QUALCOMM, Inc.                                                              9,437
   143,900   Tellabs, Inc.*                                                                925
                                                                                    ----------
                                                                                        27,262
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             COMPUTER HARDWARE (1.6%)
    59,030   Apple, Inc.*                                                           $   11,341
    23,100   Dell, Inc.*                                                                   298
   100,700   Hewlett-Packard Co.                                                         4,740
    33,390   International Business Machines Corp.                                       4,086
                                                                                    ----------
                                                                                        20,465
                                                                                    ----------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
   125,300   EMC Corp.*                                                                  2,089
    51,500   Lexmark International, Inc. "A"*                                            1,328
    62,685   SanDisk Corp.*                                                              1,594
    33,200   Western Digital Corp.*                                                      1,261
                                                                                    ----------
                                                                                         6,272
                                                                                    ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
   102,100   Automatic Data Processing, Inc.                                             4,164
    95,450   Fiserv, Inc.*                                                               4,299
   163,000   Visa, Inc. "A"                                                             13,371
   318,550   Western Union Co.                                                           5,906
                                                                                    ----------
                                                                                        27,740
                                                                                    ----------
             ELECTRONIC COMPONENTS (0.6%)
   426,700   Corning, Inc.                                                               7,715
                                                                                    ----------
             ELECTRONIC MANUFACTURING SERVICES (0.0%)
    15,900   Molex, Inc.                                                                   320
                                                                                    ----------
             HOME ENTERTAINMENT SOFTWARE (0.2%)
   158,600   Electronic Arts, Inc.*                                                      2,582
                                                                                    ----------
             INTERNET SOFTWARE & SERVICES (2.2%)
   615,200   eBay, Inc.*                                                                14,162
    22,610   Google, Inc. "A"*                                                          11,970
   180,650   Yahoo!, Inc.*                                                               2,712
                                                                                    ----------
                                                                                        28,844
                                                                                    ----------
             OFFICE ELECTRONICS (0.1%)
   172,500   Xerox Corp.                                                                 1,504
                                                                                    ----------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    25,000   KLA-Tencor Corp.                                                              705
   182,400   MEMC Electronic Materials, Inc.*                                            2,295
                                                                                    ----------
                                                                                         3,000
                                                                                    ----------
             SEMICONDUCTORS (0.3%)
    41,600   Advanced Micro Devices, Inc.*                                                 310
    33,500   Fairchild Semiconductor International, Inc.*                                  301
    19,700   Intel Corp.                                                                   382

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

   155,200   LSI Corp.*                                                             $      774
    54,000   Micron Technology, Inc.*                                                      471
    70,500   PMC-Sierra, Inc.*                                                             561
    32,400   Texas Instruments, Inc.                                                       728
                                                                                    ----------
                                                                                         3,527
                                                                                    ----------
             SYSTEMS SOFTWARE (4.4%)
 1,162,750   Microsoft Corp.                                                            32,766
 1,067,100   Oracle Corp.                                                               24,608
                                                                                    ----------
                                                                                        57,374
                                                                                    ----------
             TECHNOLOGY DISTRIBUTORS (0.3%)
     4,800   Anixter International, Inc.*                                                  200
   124,300   Ingram Micro, Inc. "A"*                                                     2,101
    48,600   Tech Data Corp.*                                                            1,980
                                                                                    ----------
                                                                                         4,281
                                                                                    ----------
             Total Information Technology                                              190,886
                                                                                    ----------
             MATERIALS (3.8%)
             ----------------
             ALUMINUM (0.0%)
    36,500   Alcoa, Inc.                                                                   465
                                                                                    ----------
             COMMODITY CHEMICALS (0.0%)
    19,900   Westlake Chemical Corp.                                                       409
                                                                                    ----------
             DIVERSIFIED CHEMICALS (1.5%)
    22,700   Ashland, Inc.                                                                 917
     2,900   Cabot Corp.                                                                    75
   294,000   Dow Chemical Co.                                                            7,964
   219,000   E.I. du Pont de Nemours & Co.                                               7,142
    21,000   Eastman Chemical Co.                                                        1,187
   235,200   Huntsman Corp.                                                              2,867
                                                                                    ----------
                                                                                        20,152
                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.2%)
    32,100   Freeport-McMoRan Copper & Gold, Inc.                                        2,141
    59,700   Titanium Metals Corp.*                                                        694
                                                                                    ----------
                                                                                         2,835
                                                                                    ----------
             INDUSTRIAL GASES (0.6%)
    98,700   Praxair, Inc.                                                               7,434
                                                                                    ----------
             PAPER PACKAGING (0.1%)
     7,900   Bemis Co., Inc.                                                               222
    10,100   Packaging Corp. of America                                                    222
    33,400   Temple-Inland, Inc.                                                           580
                                                                                    ----------
                                                                                         1,024
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             PAPER PRODUCTS (0.4%)
    96,900   International Paper Co.                                                $    2,220
   113,565   MeadWestvaco Corp.                                                          2,734
                                                                                    ----------
                                                                                         4,954
                                                                                    ----------
             SPECIALTY CHEMICALS (0.4%)
    12,200   Albemarle Corp.                                                               436
    22,100   Cytec Industries, Inc.                                                        825
    86,500   RPM International, Inc.                                                     1,617
    90,400   Valspar Corp.                                                               2,394
                                                                                    ----------
                                                                                         5,272
                                                                                    ----------
             STEEL (0.6%)
    30,400   Allegheny Technologies, Inc.                                                1,242
    11,000   Carpenter Technology Corp.                                                    295
   142,300   Commercial Metals Co.                                                       1,955
    29,900   Nucor Corp.                                                                 1,220
    31,200   Reliance Steel & Aluminum Co.                                               1,271
    36,600   Steel Dynamics, Inc.                                                          555
    21,650   United States Steel Corp.                                                     962
                                                                                    ----------
                                                                                         7,500
                                                                                    ----------
             Total Materials                                                            50,045
                                                                                    ----------
             TELECOMMUNICATION SERVICES (2.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
   631,470   AT&T, Inc.                                                                 16,014
    30,500   CenturyTel, Inc.                                                            1,037
   269,888   Verizon Communications, Inc.                                                7,940
                                                                                    ----------
                                                                                        24,991
                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    56,800   NII Holdings, Inc. "B"*                                                     1,860
   472,200   Sprint Nextel Corp.*                                                        1,549
     9,500   Telephone & Data Systems, Inc.                                                300
     6,900   U.S. Cellular Corp.*                                                          252
                                                                                    ----------
                                                                                         3,961
                                                                                    ----------
             Total Telecommunication Services                                           28,952
                                                                                    ----------
             UTILITIES (2.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     9,100   Cleco Corp.                                                                   236
    58,750   Entergy Corp.                                                               4,483
    10,700   IdaCorp, Inc.                                                                 336
    13,900   Northeast Utilities                                                           352

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

    17,700   Pinnacle West Capital Corp.                                            $      634
    13,600   Portland General Electric Co.                                                 265
                                                                                    ----------
                                                                                         6,306
                                                                                    ----------
             GAS UTILITIES (0.6%)
    48,000   Atmos Energy Corp.                                                          1,326
    16,600   Energen Corp.                                                                 729
     1,900   Nicor, Inc.                                                                    77
   133,400   ONEOK, Inc.                                                                 5,628
                                                                                    ----------
                                                                                         7,760
                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    59,400   Mirant Corp.*                                                                 836
    20,500   NRG Energy, Inc.*                                                             494
    76,200   RRI Energy, Inc.*                                                             377
                                                                                    ----------
                                                                                         1,707
                                                                                    ----------
             MULTI-UTILITIES (1.2%)
    43,600   CMS Energy Corp.                                                              661
    17,300   Consolidated Edison, Inc.                                                     757
    38,300   Integrys Energy Group, Inc.                                                 1,603
   102,600   NiSource, Inc.                                                              1,462
   120,050   NSTAR                                                                       4,122
    21,000   PG&E Corp.                                                                    887
   139,450   Wisconsin Energy Corp.                                                      6,825
                                                                                    ----------
                                                                                        16,317
                                                                                    ----------
             WATER UTILITIES (0.1%)
    42,600   Aqua America, Inc.                                                            707
                                                                                    ----------
             Total Utilities                                                            32,797
                                                                                    ----------
             Total Common Stocks (cost: $1,245,587)                                  1,281,784
                                                                                    ----------

----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (2.6%)

             U.S. TREASURY BILLS (0.7%)
    $9,900   1.01% - 1.05%, 3/18/2010                                                    9,899
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (1.9%)
24,766,804   State Street Institutional Liquid Reserve Fund, 0.13%(b)               $   24,767
                                                                                    ----------
             Total Money Market Instruments (cost: $34,666)                             34,666
                                                                                    ----------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

             MONEY MARKET FUNDS (0.7%)
     2,538   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.15%(b)                 3
 9,047,822   BlackRock Liquidity Funds TempFund Portfolio, 0.11%(b)                      9,048
                                                                                    ----------
             Total Money Market Funds                                                    9,051
                                                                                    ----------

----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.0%)
      $100   Deutsche Bank Securities, Inc., 0.11%, acquired on 1/29/2010 and due 2/01/2010 at $100 (collateralized by $103 of
               Fannie Mae(c), 0.09%(d), due 5/10/2010; market value $103)                  100
                                                                                    ----------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $9,151)                                     9,151
                                                                                    ----------

             TOTAL INVESTMENTS (COST: $1,289,404)                                   $1,325,601
                                                                                    ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                    VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                               (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                       IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                                    FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
---------------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                               $1,281,784               $    -              $-  $1,281,784
Money Market Instruments:
  U.S. Treasury Bills                                  -                9,899               -       9,899
  Money Market Funds                              24,767                    -               -      24,767
Short-Term Investments
  Purchased with Cash Collateral
  from Securities Loaned:
  Money Market Funds                               9,051                    -               -       9,051
  Repurchase Agreements                                -                  100               -         100
---------------------------------------------------------------------------------------------------------
Total                                         $1,315,602               $9,999              $-  $1,325,601
---------------------------------------------------------------------------------------------------------

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.

  REIT   Real estate investment trust

o SPECIFIC NOTES

  (a) The security or a portion thereof was out on loan as of January 31, 2010.

  (b) Rate represents the money market fund annualized seven-day yield at
      January 31, 2010.

  (c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
      U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

      agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    * Non-income-producing security. As of January 31, 2010, 81.7% of the Fund's net assets were invested in dividend-paying stocks.

See accompanying notes to financial statements.

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
      loan of $8,519) (cost of $1,289,404)                                    $1,325,601
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                            151
         Nonaffiliated transactions                                                  695
      Dividends and interest                                                       1,413
      Securities sold                                                              6,613
      Other                                                                           22
                                                                              ----------
         Total assets                                                          1,334,495
                                                                              ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             9,151
      Securities purchased                                                        12,400
      Capital shares redeemed (nonaffiliated transactions)                           955
   Accrued management fees                                                           523
   Accrued transfer agent's fees                                                      43
   Other accrued expenses and payables                                               135
                                                                              ----------
         Total liabilities                                                        23,207
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,311,288
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,861,927
   Accumulated undistributed net investment income                                   914
   Accumulated net realized loss on investments                                 (587,750)
   Net unrealized appreciation of investments                                     36,197
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,311,288
                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,248,913/120,315 shares outstanding)       $    10.38
                                                                              ==========
      Institutional Shares (net assets of $62,375/6,013 shares outstanding)   $    10.37
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $ 14,630
   Interest                                                                   23
   Securities lending (net)                                                  171
                                                                        --------
         Total income                                                     14,824
                                                                        --------
EXPENSES
   Management fees                                                         2,960
   Administration and servicing fees:
      Fund Shares                                                            962
      Institutional Shares                                                    12
   Transfer agent's fees:
      Fund Shares                                                          1,182
      Institutional Shares                                                    12
   Custody and accounting fees:
      Fund Shares                                                            130
      Institutional Shares                                                     4
   Postage:
      Fund Shares                                                             64
   Shareholder reporting fees:
      Fund Shares                                                             28
   Trustees' fees                                                              5
   Registration fees:
      Fund Shares                                                             18
   Professional fees                                                          67
   Other                                                                      19
                                                                        --------
         Total expenses                                                    5,463
   Expenses paid indirectly                                                  (53)
   Transfer agent's fees reimbursed (Note 7E):
      Fund Shares                                                           (233)
                                                                        --------
         Net expenses                                                      5,177
                                                                        --------
NET INVESTMENT INCOME                                                      9,647
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      29,260
   Change in net unrealized appreciation/depreciation                     81,621
                                                                        --------
         Net realized and unrealized gain                                110,881
                                                                        --------
   Increase in net assets resulting from operations                     $120,528
                                                                        ========

See accompanying notes to financial statements.

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                  1/31/2010       7/31/2009
-------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                          $    9,647     $   31,188
   Net realized gain (loss) on investments                            29,260       (530,417)
   Change in net unrealized appreciation/depreciation of
      investments                                                     81,621        112,630
                                                                  -------------------------
      Increase (decrease) in net assets resulting
         from operations                                             120,528       (386,599)
                                                                  -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    (10,095)       (31,698)
      Institutional Shares*                                             (409)          (499)
                                                                  -------------------------
      Distributions to shareholders                                  (10,504)       (32,197)
                                                                  -------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                       (48,583)      (148,247)
   Institutional Shares*                                              25,400         33,359
                                                                  -------------------------
      Total net decrease in net assets from
         capital share transactions                                  (23,183)      (114,888)
                                                                  -------------------------
   Capital contribution from USAA Transfer Agency
      Company:
      Fund Shares                                                          -             33
      Institutional Shares*                                                -             15
                                                                  -------------------------
   Net increase (decrease) in net assets                              86,841       (533,636)

NET ASSETS
   Beginning of period                                             1,224,447      1,758,083
                                                                  -------------------------
   End of period                                                  $1,311,288     $1,224,447
                                                                  =========================
Accumulated undistributed net investment income:
   End of period                                                  $      914     $    1,771
                                                                  =========================

* Institutional Shares were initiated on August 1, 2008

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Income
Stock Fund (the Fund), which is classified as diversified under the 1940 Act.
The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and
Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public.
The Target Funds are managed by USAA Investment Management Company (the
Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the
      Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the
      Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

      valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis
      (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
      Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
      Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;
      indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the
      Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
      Valuing

================================================================================

40  | USAA INCOME STOCK FUND

================================================================================

      these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices
   (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
   custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

42   | USAA INCOME STOCK FUND

================================================================================

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the
   Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
   Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the
   Fund's expenses. For the six-month period ended January 31, 2010, brokerage commission recapture credits and custodian and other bank credits reduced the
   Fund's expenses by $53,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
   Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $3,000, which represents 3.1% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

================================================================================

44  | USAA INCOME STOCK FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had capital loss carryovers of $227,190,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's
Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$449,976,000 and $732,137,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $110,653,000 and $74,456,000, respectively, resulting in net unrealized appreciation of $36,197,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31,
2010, the Fund received securities-lending income of $171,000, which is net of the 20% income retained by Wachovia. As of January 31, 2010, the Fund loaned securities having a fair market value of approximately $8,519,000 and received cash collateral of $9,151,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

46  | USAA INCOME STOCK FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED            YEAR ENDED
                                          1/31/2010                   7/31/2009
--------------------------------------------------------------------------------------
                                     SHARES        AMOUNT        SHARES        AMOUNT
                                    --------------------------------------------------

FUND SHARES:
Shares sold                           6,869      $  71,428       16,114      $ 151,475
Shares issued from
  reinvested dividends                  913          9,574        3,130         30,029
Shares redeemed                     (12,414)      (129,585)     (34,567)      (329,751)
                                    --------------------------------------------------
Net decrease from capital
  share transactions                 (4,632)     $ (48,583)     (15,323)     $(148,247)
                                    ==================================================
INSTITUTIONAL SHARES
  (INITIATED ON AUGUST 1, 2008):
Shares sold                           2,722      $  28,505        4,408      $  40,727
Shares issued from
  reinvested dividends                   39            409           57            499
Shares redeemed                        (339)        (3,514)        (874)        (7,867)
                                    --------------------------------------------------
Net increase from capital
  share transactions                  2,422      $  25,400        3,591      $  33,359
                                    ==================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the
   Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The
   Manager also is responsible for allocating

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   assets to the subadvisers. The allocation for each subadviser can range from
   0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
   Equity Income Funds Index over the performance period. The Lipper Equity
   Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
   ----------------------------------------------------------------------------
   +/- 1.00% to 4.00%                +/- 0.04%
   +/- 4.01% to 7.00%                +/- 0.05%
   +/- 7.01% and greater             +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).
   The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

48  | USAA INCOME STOCK FUND

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $2,960,000, which included a performance adjustment for the Fund Shares and Institutional
   Shares of $(361,000) and $(2,000), respectively. For the Fund Shares and
   Institutional Shares, the performance adjustments were (0.06)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENT -- The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO), OFI
   Institutional Asset Management, Inc. (OFII), and, effective January 11, 2010,
   Epoch Investment Partners, Inc. (Epoch), under which GMO, OFII, and Epoch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays GMO a subadvisory fee in the annual amount of
   0.18% of the portion of the Fund's average daily net assets that GMO manages.
   For the six-month period ended January 31, 2010, the Manager incurred subadvisory fees, paid or payable to GMO of $701,000.

   The Manager (not the Fund) pays OFII a subadvisory fee on the Fund's average daily net assets that OFII manages, in an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million. For the six-month period ended January 31, 2010, the Manager incurred subadvisory fees, paid or payable to OFII of $219,000.

   The Manager (not the Fund) pays Epoch a subadvisory fee on the Fund's average daily net assets that Epoch manages, in the annual amount of 0.40% on the first $200 million of assets and 0.35% on the next $400 million of assets.
   Once assets that Epoch manages reach $600 million, the subadvisory fee changes to an annual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   amount of 0.30% on the first $600 million of assets and 0.25% on the next
   $400 million of assets. Once assets that Epoch manages reach $1 billion, fees will be renegotiated. For the six-month period ended January 31, 2010, the
   Manager incurred subadvisory fees, paid or payable to Epoch of $58,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
   January 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
   $962,000 and $12,000, respectively.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the
   Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $31,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Institutional shares to 0.62% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the
   Manager at any time after that date. For the six-month period ended January
   31, 2010, the Institutional Shares did not incur any reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the

================================================================================

50  | USAA INCOME STOCK FUND

================================================================================

   Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional
   Shares are paid monthly based on a fee accrued daily at an annualized rate of
   0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2010, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to
   SAS, of $1,182,000 and $12,000, respectively.

   During the six-month period ended January 31, 2010, SAS reimbursed the Fund
   Shares $233,000 for corrections in fees paid for the administration and servicing of certain accounts.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $151,000 and a payable for capital shares redeemed of less than $500 for the Target Funds' purchases and redemptions of Institutional
Shares. As of January 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.3%
USAA Target Retirement 2020 Fund                                         0.6
USAA Target Retirement 2030 Fund                                         1.4
USAA Target Retirement 2040 Fund                                         1.7
USAA Target Retirement 2050 Fund                                         0.8

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

Effective February 17, 2010, OFII is no longer a subadviser for the Fund.

(10) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

52  | USAA INCOME STOCK FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                                 YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------------------------
                                     2010                2009           2008           2007             2006           2005
                               --------------------------------------------------------------------------------------------

Net asset value at
   beginning of period         $     9.53          $    12.53     $    16.64     $    16.11       $    17.36     $    15.31
                               --------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income              .08                 .24            .30            .30              .30            .32
   Net realized and
      unrealized gain (loss)          .85               (3.00)         (2.95)          1.42              .86           2.22
                               --------------------------------------------------------------------------------------------
Total from investment
   operations                         .93               (2.76)         (2.65)          1.72             1.16           2.54
                               --------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income             (.08)               (.24)          (.31)          (.30)            (.31)          (.32)
   Realized capital gains               -                   -          (1.15)          (.89)           (2.10)          (.17)
                               --------------------------------------------------------------------------------------------
Total distributions                  (.08)               (.24)         (1.46)         (1.19)           (2.41)          (.49)
                               --------------------------------------------------------------------------------------------
Net asset value at end
   of period                   $    10.38          $     9.53     $    12.53     $    16.64       $    16.11     $    17.36
                               ============================================================================================
Total return (%)*                    9.78(d)           (21.98)        (17.25)         10.66(a)          7.38          16.81
Net assets at end
   of period (000)             $1,248,913          $1,190,258     $1,758,083     $2,296,206       $2,158,950     $2,088,535
Ratios to average
   net assets:**
   Expenses (%)(b)                    .83(c)(d)           .89            .80            .82(a)           .83            .78
   Net investment
      income (%)                     1.45(c)             2.50           2.06           1.77             1.87           1.99
Portfolio turnover (%)                 36                  85             91             74              108             73

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $1,271,613,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                     (.01%)              (.01%)         (.02%)         (.01%)           (.02%)         (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) During the period ended January 31, 2010, SAS reimbursed the Fund Shares $233,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED     PERIOD ENDED
                                                   JANUARY 31,       JULY 31,
                                                      2010           2009***
                                                  -----------------------------

Net asset value at beginning of period              $  9.52          $ 12.50
                                                    ------------------------
Income (loss) from investment operations:
   Net investment income                                .09              .22(a)
   Net realized and unrealized gain (loss)              .85            (2.93)(a)
                                                    ------------------------
Total from investment operations                        .94            (2.71)(a)
                                                    ------------------------
Less distributions from:
   Net investment income                               (.09)            (.27)
                                                    ------------------------
Net asset value at end of period                    $ 10.37          $  9.52
                                                    ========================
Total return (%)*                                      9.88           (21.67)
Net assets at end of period (000)                   $62,375          $34,189
Ratios to average net assets:**(b)
   Expenses (%)(c)                                      .62              .62
   Expenses, excluding reimbursements (%)(c)            .62              .64
   Net investment income (%)                           1.55             2.55
Portfolio turnover (%)                                   36               85

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $46,222,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

54  | USAA INCOME STOCK FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                     BEGINNING            ENDING           DURING PERIOD*
                                  ACCOUNT VALUE        ACCOUNT VALUE      AUGUST 1, 2009 -
                                  AUGUST 1, 2009     JANUARY 31, 2010     JANUARY 31, 2010
                                  ---------------------------------------------------------

FUND SHARES
Actual                               $1,000.00          $1,097.80              $4.18

Hypothetical
 (5% return before expenses)          1,000.00           1,021.22               4.02

INSTITUTIONAL SHARES
Actual                                1,000.00           1,098.80               3.28

Hypothetical
 (5% return before expenses)          1,000.00           1,022.08               3.16

* Expenses are equal to the annualized expense ratio of 0.79% for Fund Shares and 0.62% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.78% for Fund Shares and 9.88% for Institutional Shares for the
  six-month period of August 1, 2009, through January 31, 2010.

================================================================================

56  | USAA INCOME STOCK FUND

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ===========================================================================
    23422-0310                              (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.